Ordinary Shares - Additional Information (Detail) ¥ in Thousands			12 Months Ended
	Dec. 31, 2022 shares	Dec. 31, 2020 shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Aug. 13, 2024 shares	Dec. 06, 2023 shares	Nov. 13, 2023 shares	Jul. 26, 2023 $ / shares shares	Dec. 31, 2021 shares
Stockholders Equity Note [Line Items]
Fair value (gain) loss on derivative assets or derivative liabilities | ¥			¥ 0	¥ 410,417	¥ (59,357)
Treasury Stock, Common [Member]
Stockholders Equity Note [Line Items]
Treasury shares outstanding	(4,919,170)		(2,304,862)	(2,811,614)	(4,919,170)					(11,871,690)
Common Class A [Member]
Stockholders Equity Note [Line Items]
Common stock shares issued	1,376,693,799		1,551,709,362	1,538,109,009	1,376,693,799
Common stock shares outstanding	1,371,774,629		1,549,404,500	1,535,297,395	1,371,774,629
Stock issued during period shares new issues	8,963,906	9,171,738
Common Class A [Member] | Share Issue Period One [Member]
Stockholders Equity Note [Line Items]
Common stock shares outstanding			1,010,502	599,886
Common Class A [Member] | Treasury Stock, Common [Member]
Stockholders Equity Note [Line Items]
Treasury shares outstanding			7,953,404	8,571,852
Common Class A [Member] | XPeng Fortune Holding Limited [Member]
Stockholders Equity Note [Line Items]
Issuance of ordinary shares for the vested Restricted Share Units ("RSUs")			8,460,156	10,679,408
Common Class A [Member] | Didi [Member]
Stockholders Equity Note [Line Items]
Common stock shares issued						4,636,447		58,164,217
Common Class A [Member] | Volkswagen [Member]
Stockholders Equity Note [Line Items]
Shares issued, price per share | $ / shares									$ 7.5
Common stock shares issued							94,079,255		94,666,666
Percentage of equity shares acquired									4.99%
Common Class B [Member]
Stockholders Equity Note [Line Items]
Common stock shares issued			348,708,257	348,708,257
Common stock shares outstanding	348,708,257		348,708,257	348,708,257	348,708,257